Fair values of financial instruments - Group's exposure at the end of the reporting period to currency risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ (67,269)	$ (27,206)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	$ 67,269	$ 27,206
China, Yuan Renminbi
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ 13,468	$ (37,444)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	(13,468)	37,444
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(8,027,547)	3,393,974
Currency risk [member] | United States of America, Dollars | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	373,889	169
Currency risk [member] | United States of America, Dollars | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	3,899,656
Currency risk [member] | United States of America, Dollars | Amount due from a shareholder
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		192
Currency risk [member] | United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	1,231,648	3,503,003
Currency risk [member] | United States of America, Dollars | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(2,112,494)	(109,390)
Currency risk [member] | United States of America, Dollars | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(11,420,246)
Currency risk [member] | China, Yuan Renminbi
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(1,612,926)	(4,484,275)
Currency risk [member] | China, Yuan Renminbi | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	4,500,406
Currency risk [member] | China, Yuan Renminbi | Other receivables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		290
Currency risk [member] | China, Yuan Renminbi | Amount due from a joint venture
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		180,825
Currency risk [member] | China, Yuan Renminbi | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	14	1,450
Currency risk [member] | China, Yuan Renminbi | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(6,113,239)	$ (4,666,840)
Currency risk [member] | China, Yuan Renminbi | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	$ (107)